Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares outstanding	0
Common stock, shares authorized	466,000,000	466,000,000
Series A Convertible Preferred Stock [Member]
Temporary equity, par value		$ 0.0001	$ 0.0001
Temporary equity, shares authorized		0	44,017,454
Temporary equity, shares issued		0	43,744,059
Temporary equity, shares outstanding		0	43,744,059
Series B Convertible Preferred Stock [Member]
Temporary equity, par value		$ 0.0001	$ 0.0001
Temporary equity, shares authorized		0	47,406,862
Temporary equity, shares issued		0	47,024,227
Temporary equity, shares outstanding		0	47,024,227
Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	12,302,500
Preferred stock, shares issued	0	0	12,302,500
Preferred stock, shares outstanding	0	0	12,302,500
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	176,225,000
Common stock, shares issued	209,408,425	207,451,107	15,679,758
Common stock, shares outstanding	209,408,425	207,451,107	15,679,758
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	65,000,000	65,000,000	61,512,500
Common stock, shares issued	55,539,188	55,539,189	47,281,500
Common stock, shares outstanding	55,539,188	55,539,189	47,281,500